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                              [LOGO] Nationwide(R)

                                  Nationwide(R)
                             VLI Separate Account-6

                               Semi-Annual Report

                                       to

                                 Contract Owners

                                  June 30, 2004

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

VLX-0100AO-6/04

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                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2004 semi-annual report of the Nationwide VLI Separate Account-6.

The performance of equity investments slowed during the first half of 2004 from their strong showing of the prior year. The recent volatility in energy prices and the resulting general economic uncertainty have helped keep a damper on stock prices. The Federal Reserve, on the other hand, is more optimistic in its economic outlook and has affirmed its view with two quarter-point increases in short term interest rates. We don't know the immediate resolution to these apparent conflicts, except that with the passing of time both positions will be supportable. We also know that an accurate forecast of the near-term direction of the stock market is further complicated by the unpredictability of events in this presidential election year.

In the meantime, we believe you are well positioned with your variable contract, and its varied array of investment options, to diversify your holdings to meet changing economic and market conditions. We are pleased you have chosen Nationwide and our investment products to help you achieve your financial planning and retirement objectives.


                              /s/ Mark R. Thresher
                           ---------------------------
                           Mark R. Thresher, President
                                 August 16, 2004

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account-6. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-866-221-1001 if you have questions about your account, or you may access your account using our voice response unit. And, for a link to our web-site please visit www.waddell.com.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2004. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 21. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 6 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level expenses. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 17, provide further disclosures about the variable account and its underlying contract provisions.

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--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-6

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2004
                                   (UNAUDITED)

Assets:
   Investments at fair value:
      American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
         2,828 shares (cost $19,039) ...............................................   $   19,198

      American Century VP - Ultra(R) Fund - Class II (ACVPUltra2)
         15,915 shares (cost $148,105) .............................................      153,098

      American Century VP - Value Fund - Class II (ACVPVal2)
         4,701 shares (cost $36,701) ...............................................       38,212

      Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
         6,467 shares (cost $146,207) ..............................................      150,728

      Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
         812 shares (cost $26,162) .................................................       25,244

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FidVIPCon2)
         9,084 shares (cost $212,421) ..............................................      220,650

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         839 shares (cost $9,655) ..................................................        9,615

      Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
         241 shares (cost $5,337) ..................................................        5,494

      Gartmore GVIT Money Market Fund - Class II (GVITMyMkt2)
         3,869,457 shares (cost $3,869,457) ........................................    3,869,457

      Gartmore GVIT Nationwide(R) Fund: Class II (GVITNWFund2)
         501 shares (cost $5,211) ..................................................        5,217

      Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
         5,047 shares (cost $67,629) ...............................................       67,322

      Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
         1,490 shares (cost $18,428) ...............................................       18,085

      Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
         951 shares (cost $20,717) .................................................       21,954

      Rydex VT - Arktos Fund (RyArktos)
         191 shares (cost $4,558) ..................................................        4,372

      Rydex VT - Banking Fund (RyBank)
         304 shares (cost $10,038) .................................................       10,154

      Rydex VT - Basic Materials Fund (RyBasicM)
         3,066 shares (cost $87,073) ...............................................       89,495

      Rydex VT - Biotechnology Fund (RyBioTech)
         3,257 shares (cost $62,418) ...............................................       63,307

      Rydex VT - Consumer Products Fund (RyConsProd)
         3,865 shares (cost $123,656) ..............................................      124,663

      Rydex VT - Electronics Fund (RyElec)
         859 shares (cost $12,634) .................................................       13,039

     Rydex VT - Energy Fund (RyEnergy)
         1,948 shares (cost $49,426) ...............................................       49,907

      Rydex VT - Energy Services Fund (RyEnSvc)
         484 shares (cost $8,498) ..................................................        8,641

      Rydex VT - Financial Services Fund (RyFinSvc)
         2,370 shares (cost $63,770) ...............................................       64,107

      Rydex VT - Health Care Fund (RyHealthC)
         3,447 shares (cost $86,708) ...............................................       87,449

      Rydex VT - Internet Fund (RyNet)
         55,787 shares (cost $852,167) .............................................      901,503

      Rydex VT - Inverse Mid-Cap Fund (RyInvMidCap)
         10 shares (cost $484) .....................................................          478

      Rydex VT - Inverse Small-Cap Fund (RyInvSmCap)
         4,076 shares (cost $210,835) ..............................................   $   194,157

      Rydex VT - Juno Fund (RyJuno)
         2,974 shares (cost $73,129) ...............................................        72,341

      Rydex VT - Large Cap Europe Fund (RyLgCapEuro)
         2,029 shares (cost $44,823) ...............................................        45,230

      Rydex VT - Large Cap Japan Fund (RyLgCapJapan)
         907 shares (cost $24,517) .................................................        24,807

      Rydex VT - Large-Cap Growth Fund (RyLgCapGr)
         3,981 shares (cost $101,907) ..............................................       101,508

      Rydex VT - Large-Cap Value Fund (RyLgCapVal)
         3,987 shares (cost $101,907) ..............................................       101,707

      Rydex VT - Leisure Fund (RyLeisure)
         1,410 shares (cost $30,651) ...............................................        31,129

      Rydex VT - Medius Fund (RyMedius)
         36,180 shares (cost $934,766) .............................................       963,458

      Rydex VT - Mekros Fund (RyMekros)
         36,146 shares (cost $1,122,354) ...........................................     1,172,200

      Rydex VT - Mid-Cap Growth Fund (RyMidCapGr)
         5,361 shares (cost $135,628) ..............................................       136,700

      Rydex VT - Mid-Cap Value Fund (RyMidCapVal)
         4,991 shares (cost $128,072) ..............................................       129,754

      Rydex VT - Nova Fund (RyNova)
         57,359 shares (cost $430,667) .............................................       434,203

      Rydex VT - OTC Fund (RyOTC)
         39,694 shares (cost $529,779) .............................................       537,848

      Rydex VT - Precious Metals Fund (RyPrecMet)
         13,517 shares (cost $105,037) .............................................       106,512

      Rydex VT - Real Estate Fund (RyRealEst)
         2,386 shares (cost $74,416) ...............................................        75,944

      Rydex VT - Retailing Fund (RyRetail)
         2,173 shares (cost $59,364) ...............................................        58,961

      Rydex VT - Sector Rotation Fund (RySectRot)
         450 shares (cost $4,284) ..................................................         4,555

      Rydex VT - Small-Cap Growth Fund (RySmCapGr)
         1,736 shares (cost $44,997) ...............................................        46,187

      Rydex VT - Small-Cap Value Fund (RySmCapVal)
         4,654 shares (cost $119,802) ..............................................       123,263

      Rydex VT - Technology Fund (RyTech)
         865 shares (cost $12,530) .................................................        12,948

      Rydex VT - Telecommunications Fund (RyTele)
         524 shares (cost $9,824) ..................................................        10,106

      Rydex VT - Titan 500 Fund (RyTitan500)
         11,698 shares (cost $260,833) .............................................       264,372

      Rydex VT - Transportation Fund (RyTrans)
         2,223 shares (cost $59,861) ...............................................        61,106

      Rydex VT - U.S. Government Bond Fund (RyUSGvtBd)
         3,840 shares (cost $43,038) ...............................................        43,079

      Rydex VT - Ursa Fund (RyUrsa)
         853 shares (cost $4,748) ..................................................         4,723

      Rydex VT - Velocity 100 Fund (RyVel100)
         2,195 shares (cost $45,296) ...............................................        49,450
                                                                                       -----------
            Total Investments ......................................................    10,827,637
   Accounts Receivable .............................................................           627
                                                                                       -----------
            Total Assets ...........................................................    10,828,264
Accounts Payable ...................................................................            --
                                                                                       -----------
Contract Owners Equity (note 7) ....................................................   $10,828,264
                                                                                       ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                         Total      ACVPIncGr2   ACVPUltra2   ACVPVal2
                                                     ------------   ----------   ----------   --------
Investment activity:
   Reinvested dividends ..........................   $      3,049       218            --           1
   Mortality and expense risk charges ............             --        --            --          --
                                                     ------------      ----       -------      ------
      Net investment income (loss) ...............          3,049       218            --           1
                                                     ------------      ----       -------      ------

   Proceeds from mutual fund shares sold .........     50,746,488       450        20,213       2,350
   Cost of mutual fund shares sold ...............    (50,922,871)     (458)      (20,567)     (2,344)
                                                     ------------      ----       -------      ------
      Realized gain (loss) on investments ........       (176,383)       (8)         (354)          6
   Change in unrealized gain (loss)
      on investments .............................        167,744       159         4,993       1,511
                                                     ------------      ----       -------      ------
      Net gain (loss) on investments .............         (8,639)      151         4,639       1,517
                                                     ------------      ----       -------      ------
   Reinvested capital gains ......................             67        --            --           1
                                                     ------------      ----       -------      ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $     (5,523)      369         4,639       1,519
                                                     ============      ====       =======      ======

                                                     FidVIPEI2   FidVIPGr2   FidVIPCon2   GVITGvtBd
                                                     ---------   ---------   ----------   ---------
Investment activity:
   Reinvested dividends ..........................        180        27            58         100
   Mortality and expense risk charges ............         --        --            --          --
                                                      -------      ----       -------      ------
      Net investment income (loss) ...............        180        27            58         100
                                                      -------      ----       -------      ------

   Proceeds from mutual fund shares sold .........     22,564       888        34,887       1,588
   Cost of mutual fund shares sold ...............    (23,421)     (949)      (35,149)     (1,598)
                                                      -------      ----       -------      ------
      Realized gain (loss) on investments ........       (857)      (61)         (262)        (10)
   Change in unrealized gain (loss)
      on investments .............................      4,521      (919)        8,229         (40)
                                                      -------      ----       -------      ------
      Net gain (loss) on investments .............      3,664      (980)        7,967         (50)
                                                      -------      ----       -------      ------
   Reinvested capital gains ......................         47        --            --          --
                                                      -------      ----       -------      ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      3,891      (953)        8,025          50
                                                      =======      ====       =======      ======

                                                      GVITGvtBd2   GVITSMdCpGr    GVITMyMkt2   GVITNWFund2
                                                     -----------   -----------   -----------   -----------
Investment activity:
   Reinvested dividends ..........................   $        24         --            1,242          72
   Mortality and expense risk charges ............            --         --               --          --
                                                     -----------       ----      -----------    --------
      Net investment income (loss) ...............            24         --            1,242          72
                                                     -----------       ----      -----------    --------

   Proceeds from mutual fund shares sold .........     1,381,594        421       21,959,446     560,327
   Cost of mutual fund shares sold ...............    (1,394,464)      (423)     (21,959,446)   (558,239)
                                                     -----------       ----      -----------    --------
      Realized gain (loss) on investments ........       (12,870)        (2)              --       2,088
   Change in unrealized gain (loss)
      on investments .............................            --        157               --           5
                                                     -----------       ----      -----------    --------
      Net gain (loss) on investments .............       (12,870)       155               --       2,093
                                                     -----------       ----      -----------    --------
   Reinvested capital gains ......................            19         --               --          --
                                                     -----------       ----      -----------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $   (12,827)       155            1,242       2,165
                                                     ===========       ====      ===========    ========

                                                     GVITSmCapGr2   GVITSmCapVal2   GVITSmComp2    RyArktos
                                                     ------------   -------------   -----------   ----------
Investment activity:
   Reinvested dividends ..........................         --             --              --              --
   Mortality and expense risk charges ............         --             --              --              --
                                                         ----           ----           -----      ----------
      Net investment income (loss) ...............         --             --              --              --
                                                         ----           ----           -----      ----------

   Proceeds from mutual fund shares sold .........        413            484             162       2,646,267
   Cost of mutual fund shares sold ...............       (443)          (506)           (157)     (2,666,699)
                                                         ----           ----           -----      ----------
      Realized gain (loss) on investments ........        (30)           (22)              5         (20,432)
   Change in unrealized gain (loss)
      on investments .............................       (306)          (342)          1,237            (187)
                                                         ----           ----           -----      ----------
      Net gain (loss) on investments .............       (336)          (364)          1,242         (20,619)
                                                         ----           ----           -----      ----------
   Reinvested capital gains ......................         --             --              --              --
                                                         ----           ----           -----      ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................       (336)          (364)          1,242         (20,619)
                                                         ====           ====           =====      ==========

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                       RyBank    RyBasicM   RyBioTech   RyConsProd
                                                     ---------   --------   ---------   ----------
Investment activity:
   Reinvested dividends ..........................   $      --         --         --           --
   Mortality and expense risk charges ............          --         --         --           --
                                                     ---------   --------   --------     --------
      Net investment income (loss) ...............          --         --         --           --
                                                     ---------   --------   --------     --------
   Proceeds from mutual fund shares sold .........     611,960    651,481    511,597      742,533
   Cost of mutual fund shares sold ...............    (613,561)  (651,728)  (511,935)    (741,393)
                                                     ---------   --------   --------     --------
      Realized gain (loss) on investments ........      (1,601)      (247)      (338)       1,140
   Change in unrealized gain (loss)
      on investments .............................         115      2,422        889        1,007
                                                     ---------   --------   --------     --------
      Net gain (loss) on investments .............      (1,486)     2,175        551        2,147
                                                     ---------   --------   --------     --------
   Reinvested capital gains ......................          --         --         --           --
                                                     ---------   --------   --------     --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  (1,486)     2,175        551        2,147
                                                     =========   ========   ========     ========

                                                      RyElec    RyEnergy    RyEnSvc   RyFinSvc
                                                     --------   --------   --------   --------
Investment activity:
   Reinvested dividends ..........................         --         --         --         --
   Mortality and expense risk charges ............         --         --         --         --
                                                     --------   --------   --------   --------
      Net investment income (loss) ...............         --         --         --         --
                                                     --------   --------   --------   --------
   Proceeds from mutual fund shares sold .........    375,853    674,686    608,949    472,670
   Cost of mutual fund shares sold ...............   (379,618)  (671,624)  (608,570)  (473,928)
                                                     --------   --------   --------   --------
      Realized gain (loss) on investments ........     (3,765)     3,062        379     (1,258)
   Change in unrealized gain (loss)
      on investments .............................        312        481        143        337
                                                     --------   --------   --------   --------
      Net gain (loss) on investments .............     (3,453)     3,543        522       (921)
                                                     --------   --------   --------   --------
   Reinvested capital gains ......................         --         --         --         --
                                                     --------   --------   --------   --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     (3,453)     3,543        522       (921)
                                                     ========   ========   ========   ========

                                                     RyHealthC      RyNet     RyInvDyn30   RyInvMidCap
                                                     ---------   ----------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................   $      --           --         --          --
   Mortality and expense risk charges ............          --           --         --          --
                                                     ---------   ----------    -------         ---
      Net investment income (loss) ...............          --           --         --          --
                                                     ---------   ----------    -------         ---
   Proceeds from mutual fund shares sold .........     742,929    1,726,070     31,448          --
   Cost of mutual fund shares sold ...............    (742,284)  (1,765,542)   (31,705)         --
                                                     ---------   ----------    -------         ---
      Realized gain (loss) on investments ........         645      (39,472)      (257)         --
   Change in unrealized gain (loss)
      on investments .............................         740       49,173         --          (6)
                                                     ---------   ----------    -------         ---
      Net gain (loss) on investments .............       1,385        9,701       (257)         (6)
                                                     ---------   ----------    -------         ---
   Reinvested capital gains ......................          --           --         --          --
                                                     ---------   ----------    -------         ---
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $   1,385        9,701       (257)         (6)
                                                     =========   ==========    =======         ===

                                                     RyInvSmCap    RyJuno    RyLgCapEuro   RyLgCapJapan
                                                     ----------   --------   -----------   ------------
Investment activity:
   Reinvested dividends ..........................          --          --          --            --
   Mortality and expense risk charges ............          --          --          --            --
                                                      --------    --------     -------       -------
      Net investment income (loss) ...............          --          --          --            --
                                                      --------    --------     -------       -------
   Proceeds from mutual fund shares sold .........     100,729     603,411      98,302        81,835
   Cost of mutual fund shares sold ...............    (100,757)   (603,492)    (97,773)      (80,751)
                                                      --------    --------     -------       -------
      Realized gain (loss) on investments ........         (28)        (81)        529         1,084
   Change in unrealized gain (loss)
      on investments .............................     (16,678)       (787)        407           291
                                                      --------    --------     -------       -------
      Net gain (loss) on investments .............     (16,706)       (868)        936         1,375
                                                      --------    --------     -------       -------
   Reinvested capital gains ......................          --          --          --            --
                                                      --------    --------     -------       -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     (16,706)       (868)        936         1,375
                                                      ========    ========     =======       =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     RyLgCapGr   RyLgCapVal   RyLeisure   RyLongDyn30
                                                     ---------   ----------   ---------   -----------
Investment activity:
   Reinvested dividends ..........................   $      --          --          --           --
   Mortality and expense risk charges ............          --          --          --           --
                                                     ---------    --------    --------      -------
      Net investment income (loss) ...............          --          --          --           --
                                                     ---------    --------    --------      -------
   Proceeds from mutual fund shares sold .........     234,556     206,853     285,020       29,421
   Cost of mutual fund shares sold ...............    (233,473)   (206,322)   (283,824)     (30,071)
                                                     ---------    --------    --------      -------
      Realized gain (loss) on investments ........       1,083         531       1,196         (650)
   Change in unrealized gain (loss)
      on investments .............................        (398)       (199)        478           --
                                                     ---------    --------    --------      -------
      Net gain (loss) on investments .............         685         332       1,674         (650)
                                                     ---------    --------    --------      -------
   Reinvested capital gains ......................          --          --          --           --
                                                     ---------    --------    --------      -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $     685         332       1,674         (650)
                                                     =========    ========    ========      =======

                                                      RyMedius     RyMekros    RyMidCapGr   RyMidCapVal
                                                     ----------   ----------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................           --           --          --           --
   Mortality and expense risk charges ............           --           --          --           --
                                                     ----------   ----------    --------     --------
      Net investment income (loss) ...............           --           --          --           --
                                                     ----------   ----------    --------     --------
   Proceeds from mutual fund shares sold .........    2,278,888    2,791,565     135,063      183,676
   Cost of mutual fund shares sold ...............   (2,315,908)  (2,840,867)   (133,733)    (180,698)
                                                     ----------   ----------    --------     --------
      Realized gain (loss) on investments ........      (37,020)     (49,302)      1,330        2,978
   Change in unrealized gain (loss)
      on investments .............................       28,692       49,846       1,072        1,682
                                                     ----------   ----------    --------     --------
      Net gain (loss) on investments .............       (8,328)         544       2,402        4,660
                                                     ----------   ----------    --------     --------
   Reinvested capital gains ......................           --           --          --           --
                                                     ----------   ----------    --------     --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................       (8,328)         544       2,402        4,660
                                                     ==========   ==========    ========     ========

                                                        RyNova        RyOTC     RyPrecMet   RyRealEst
                                                     -----------   ----------   ---------   ---------
Investment activity:
   Reinvested dividends ..........................   $        --           --          --         --
   Mortality and expense risk charges ............            --           --          --         --
                                                     -----------   ----------    --------   --------
      Net investment income (loss) ...............            --           --          --         --
                                                     -----------   ----------    --------   --------
   Proceeds from mutual fund shares sold .........     1,275,181    2,027,310     904,798    768,355
   Cost of mutual fund shares sold ...............    (1,272,074)  (2,023,199)   (913,267)  (765,103)
                                                     -----------   ----------    --------   --------
      Realized gain (loss) on investments ........         3,107        4,111      (8,469)     3,252
   Change in unrealized gain (loss)
      on investments .............................         3,535        8,070       1,475      1,528
                                                     -----------   ----------    --------   --------
      Net gain (loss) on investments .............         6,642       12,181      (6,994)     4,780
                                                     -----------   ----------    --------   --------
   Reinvested capital gains ......................            --           --          --         --
                                                     -----------   ----------    --------   --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $     6,642       12,181      (6,994)     4,780
                                                     ===========   ==========    ========   ========

                                                     RyRetail   RySectRot   RySmCapGr   RySmCapVal
                                                     --------   ---------   ---------   ----------
Investment activity:
   Reinvested dividends ..........................         --         --          --           --
   Mortality and expense risk charges ............         --         --          --           --
                                                     --------    -------    --------     --------
      Net investment income (loss) ...............         --         --          --           --
                                                     --------    -------    --------     --------
   Proceeds from mutual fund shares sold .........    446,781     12,376     266,042      264,758
   Cost of mutual fund shares sold ...............   (448,737)   (12,101)   (263,580)    (261,068)
                                                     --------    -------    --------     --------
      Realized gain (loss) on investments ........     (1,956)       275       2,462        3,690
   Change in unrealized gain (loss)
      on investments .............................       (404)       271       1,190        3,461
                                                     --------    -------    --------     --------
      Net gain (loss) on investments .............     (2,360)       546       3,652        7,151
                                                     --------    -------    --------     --------
   Reinvested capital gains ......................         --         --          --           --
                                                     --------    -------    --------     --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     (2,360)       546       3,652        7,151
                                                     ========    =======    ========     ========

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                       RyTech     RyTele    RyTitan500    RyTrans
                                                     ---------   --------   ----------   --------
Investment activity:
   Reinvested dividends ..........................   $      --         --          --          --
   Mortality and expense risk charges ............          --         --          --          --
                                                     ---------   --------    --------    --------
      Net investment income (loss) ...............          --         --          --          --
                                                     ---------   --------    --------    --------

   Proceeds from mutual fund shares sold .........     394,537    408,655     445,186     352,307
   Cost of mutual fund shares sold ...............    (396,772)  (410,211)   (432,627)   (354,669)
                                                     ---------   --------    --------    --------
      Realized gain (loss) on investments ........      (2,235)    (1,556)     12,559      (2,362)
   Change in unrealized gain (loss) on
      investments ................................         343        282       3,540       1,245
                                                     ---------   --------    --------    --------
      Net gain (loss) on investments .............      (1,892)    (1,274)     16,099      (1,117)
                                                     ---------   --------    --------    --------
   Reinvested capital gains ......................          --         --          --          --
                                                     ---------   --------    --------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  (1,892)    (1,274)     16,099      (1,117)
                                                     =========   ========    ========    ========

                                                     RyUSGvtBd    RyUrsa     RyUtil    RyVel100
                                                     ---------   --------   --------   --------
Investment activity:
   Reinvested dividends ..........................      1,127          --         --        --
   Mortality and expense risk charges ............         --          --         --        --
                                                     --------    --------   --------   -------
      Net investment income (loss) ...............      1,127          --         --        --
                                                     --------    --------   --------   -------

   Proceeds from mutual fund shares sold .........    661,761     675,438    948,239    83,215
   Cost of mutual fund shares sold ...............   (690,339)   (677,033)  (949,022)  (88,649)
                                                     --------    --------   --------   -------
      Realized gain (loss) on investments ........    (28,578)     (1,595)      (783)   (5,434)
   Change in unrealized gain (loss) on
      investments ................................         42         (26)        --     4,155
                                                     --------    --------   --------   -------
      Net gain (loss) on investments .............    (28,536)     (1,621)      (783)   (1,279)
                                                     --------    --------   --------   -------
   Reinvested capital gains ......................         --          --         --        --
                                                     --------    --------   --------   -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    (27,409)     (1,621)      (783)   (1,279)
                                                     ========    ========   ========   =======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                        Total      ACVPIncGr2   ACVPUltra2   ACVPVal2
                                                     -----------   ----------   ----------   --------
Investment activity:
   Net investment income (loss) ..................   $     3,049        218           --           1
   Realized gain (loss) on investments ...........      (176,383)        (8)        (354)          6
   Change in unrealized gain (loss) on
      investments ................................       167,744        159        4,993       1,511
   Reinvested capital gains ......................            67         --           --           1
                                                     -----------     ------      -------      ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................        (5,523)       369        4,639       1,519
                                                     -----------     ------      -------      ------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) ............................    10,935,384         --        1,060         873
   Transfers between funds .......................            --     19,492      151,022      36,393
   Surrenders (note 6) ...........................        (6,418)      (307)        (501)         --
   Death benefits (note 4) .......................            --         --           --          --
   Net policy repayments (loans) (note 5) ........       (80,768)        --         (105)         (7)
   Deductions for surrender charges (note 2d) ....            --         --           --          --
   Redemptions to pay cost of insurance
      charges and administration charges (notes
      2b and 2c) .................................      (179,316)      (304)      (2,826)       (533)
   Asset charges (note 3) ........................        (9,310)       (36)        (170)        (31)
                                                     -----------     ------      -------      ------
         Net equity transactions .................    10,659,572     18,845      148,480      36,695
                                                     -----------     ------      -------      ------

Net change in contract owners' equity ............    10,654,049     19,214      153,119      38,214
Contract owners' equity beginning of period ......       174,215         --           --          --
                                                     -----------     ------      -------      ------
Contract owners' equity end of period ............   $10,828,264     19,214      153,119      38,214
                                                     ===========     ======      =======      ======

CHANGES IN UNITS:
   Beginning units ...............................        17,325         --           --          --
                                                     -----------     ------      -------      ------
   Units purchased ...............................     1,978,048      1,715       14,097       3,292
   Units redeemed ................................    (1,010,507)       (59)        (329)        (50)
                                                     -----------     ------      -------      ------
   Ending units ..................................       984,866      1,656       13,768       3,242
                                                     ===========     ======      =======      ======

                                                     FidVIPEI2   FidVIPGr2   FidVIPCon2   GVITGvtBd
                                                     ---------   ---------   ----------   ---------
Investment activity:
   Net investment income (loss) ..................        180         27           58         100
   Realized gain (loss) on investments ...........       (857)       (61)        (262)        (10)
   Change in unrealized gain (loss) on
      investments ................................      4,521       (919)       8,229         (40)
   Reinvested capital gains ......................         47         --           --          --
                                                      -------     ------      -------     -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................      3,891       (953)       8,025          50
                                                      -------     ------      -------     -------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) ............................      3,106        608        2,788     (11,226)
   Transfers between funds .......................    148,035     26,665      215,583      22,161
   Surrenders (note 6) ...........................       (494)      (289)        (902)         --
   Death benefits (note 4) .......................         --         --           --          --
   Net policy repayments (loans) (note 5) ........       (101)        --         (122)         --
   Deductions for surrender charges (note 2d) ....         --         --           --          --
   Redemptions to pay cost of insurance
      charges and administration charges (notes
      2b and 2c) .................................     (3,507)      (735)      (4,443)     (1,177)
   Asset charges (note 3) ........................       (196)       (46)        (272)       (177)
                                                      -------     ------      -------     -------
         Net equity transactions .................    146,843     26,203      212,632       9,581
                                                      -------     ------      -------     -------

Net change in contract owners' equity ............    150,734     25,250      220,657       9,631
Contract owners' equity beginning of period ......         --         --           --          --
                                                      -------     ------      -------     -------
Contract owners' equity end of period ............    150,734     25,250      220,657       9,631
                                                      =======     ======      =======     =======

CHANGES IN UNITS:
   Beginning units ...............................         --         --           --          --
                                                      -------     ------      -------     -------
   Units purchased ...............................     14,481      2,424       19,470       1,069
   Units redeemed ................................     (1,407)      (100)        (506)       (133)
                                                      -------     ------      -------     -------
   Ending units ..................................     13,074      2,324       18,964         936
                                                      =======     ======      =======     =======

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                  GVITGvtBd2   GVITSMdCpGr   GVITMyMkt2   GVITNWFund2
                                                  ----------   -----------   ----------   -----------
Investment activity:
   Net investment income (loss) ...............    $     24          --           1,242          72
   Realized gain (loss) on investments ........     (12,870)         (2)             --       2,088
   Change in unrealized gain (loss) on
      investments .............................          --         157              --           5
   Reinvested capital gains ...................          19          --              --          --
                                                   --------       -----      ----------     -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (12,827)        155           1,242       2,165
                                                   --------       -----      ----------     -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................      12,862       1,477      10,870,598       4,799
   Transfers between funds ....................          --       4,399      (6,951,774)         44
   Surrenders (note 6) ........................          --          --          (2,569)         --
   Death benefits (note 4) ....................          --          --              --          --
   Net policy repayments (loans) (note 5) .....          --          --         (80,197)         --
   Deductions for surrender charges
      (note 2d) ...............................          --          --              --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................         (35)       (521)       (125,033)     (1,746)
   Asset charges (note 3) .....................          --         (10)         (6,346)        (29)
                                                   --------       -----      ----------     -------
         Net equity transactions ..............      12,827       5,345       3,704,679       3,068
                                                   --------       -----      ----------     -------

Net change in contract owners' equity .........          --       5,500       3,705,921       5,233
Contract owners' equity beginning of period ...          --          --         163,564          --
                                                   --------       -----      ----------     -------
Contract owners' equity end of period .........    $     --       5,500       3,869,485       5,233
                                                   ========       =====      ==========     =======

CHANGES IN UNITS:
   Beginning units ............................          --          --          16,351          --
                                                   --------       -----      ----------     -------
   Units purchased ............................          --         533       1,326,739      29,679
   Units redeemed .............................          --         (49)       (956,466)    (29,205)
                                                   --------       -----      ----------     -------
   Ending units ...............................          --         484         386,624         474
                                                   ========       =====      ==========     =======

                                                  GVITSmCapGr2   GVITSmCapVal2   GVITSmComp2   RyArktos
                                                  ------------   -------------   -----------   --------
Investment activity:
   Net investment income (loss) ...............          --             --             --           --
   Realized gain (loss) on investments ........         (30)           (22)             5      (20,432)
   Change in unrealized gain (loss) on
      investments .............................        (306)          (342)         1,237         (187)
   Reinvested capital gains ...................          --             --             --           --
                                                     ------         ------         ------      -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................        (336)          (364)         1,242      (20,619)
                                                     ------         ------         ------      -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................         287          1,667            868           92
   Transfers between funds ....................      67,939         17,470         20,184       28,963
   Surrenders (note 6) ........................        (214)          (148)            --           --
   Death benefits (note 4) ....................          --             --             --           --
   Net policy repayments (loans) (note 5) .....          --             --             --           --
   Deductions for surrender charges
      (note 2d) ...............................          --             --             --           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................        (317)          (498)          (301)      (3,936)
   Asset charges (note 3) .....................         (31)           (32)           (26)        (116)
                                                     ------         ------         ------      -------
         Net equity transactions ..............      67,664         18,459         20,725       25,003
                                                     ------         ------         ------      -------

Net change in contract owners' equity .........      67,328         18,095         21,967        4,384
Contract owners' equity beginning of period ...          --             --             --           --
                                                     ------         ------         ------      -------
Contract owners' equity end of period .........      67,328         18,095         21,967        4,384
                                                     ======         ======         ======      =======

CHANGES IN UNITS:
   Beginning units ............................          --             --             --           --
                                                     ------         ------         ------      -------
   Units purchased ............................       6,379          1,556          1,908          957
   Units redeemed .............................         (55)           (58)           (30)        (451)
                                                     ------         ------         ------      -------
   Ending units ...............................       6,324          1,498          1,878          506
                                                     ======         ======         ======      =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                   RyBank    RyBasicM   RyBioTech   RyConsProd
                                                  --------   --------   ---------   ----------
Investment activity:
   Net investment income (loss) ...............   $     --        --         --           --
   Realized gain (loss) on investments ........     (1,601)     (247)      (338)       1,140
   Change in unrealized gain (loss) on
      investments .............................        115     2,422        889        1,007
   Reinvested capital gains ...................         --        --         --           --
                                                  --------    ------     ------      -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (1,486)    2,175        551        2,147
                                                  --------    ------     ------      -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................        720       161      1,844          (59)
   Transfers between funds ....................     12,518    87,423     61,432      122,971
   Surrenders (note 6) ........................        (98)      (15)       (74)         (20)
   Death benefits (note 4) ....................         --        --         --           --
   Net policy repayments (loans) (note 5) .....         --        --         --           --
   Deductions for surrender charges
      (note 2d) ...............................         --        --         --           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (1,470)     (214)      (415)        (323)
   Asset charges (note 3) .....................        (18)      (27)       (29)         (33)
                                                  --------    ------     ------      -------
         Net equity transactions ..............     11,652    87,328     62,758      122,536
                                                  --------    ------     ------      -------

Net change in contract owners' equity .........     10,166    89,503     63,309      124,683
Contract owners' equity beginning of period ...         --        --         --           --
                                                  --------    ------     ------      -------
Contract owners' equity end of period .........   $ 10,166    89,503     63,309      124,683
                                                  ========    ======     ======      =======

CHANGES IN UNITS:
   Beginning units ............................         --        --         --           --
                                                  --------    ------     ------      -------
   Units purchased ............................      1,017     7,296      6,078       10,495
   Units redeemed .............................       (141)      (22)       (50)         (33)
                                                  --------    ------     ------      -------
   Ending units ...............................        876     7,274      6,028       10,462
                                                  ========    ======     ======      =======

                                                  RyElec   RyEnergy   RyEnSvc   RyFinSvc
                                                  ------   --------   -------   --------
Investment activity:
   Net investment income (loss) ...............       --        --        --         --
   Realized gain (loss) on investments ........   (3,765)    3,062       379     (1,258)
   Change in unrealized gain (loss) on
      investments .............................      312       481       143        337
   Reinvested capital gains ...................       --        --        --         --
                                                  ------    ------     -----     ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................   (3,453)    3,543       522       (921)
                                                  ------    ------     -----     ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................    2,770       (49)      (70)       132
   Transfers between funds ....................   10,811    46,972     8,472     65,292
   Surrenders (note 6) ........................       --        --        (2)        --
   Death benefits (note 4) ....................       --        --        --         --
   Net policy repayments (loans) (note 5) .....       --        --        --         --
   Deductions for surrender charges
      (note 2d) ...............................       --        --        --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (613)     (505)     (244)      (360)
   Asset charges (note 3) .....................      (23)      (44)      (17)       (16)
                                                  ------    ------     -----     ------
         Net equity transactions ..............   12,945    46,374     8,139     65,048
                                                  ------    ------     -----     ------

Net change in contract owners' equity .........    9,492    49,917     8,661     64,127
Contract owners' equity beginning of period ...    3,547        --        --         --
                                                  ------    ------     -----     ------
Contract owners' equity end of period .........   13,039    49,917     8,661     64,127
                                                  ======    ======     =====     ======

CHANGES IN UNITS:
   Beginning units ............................      331        --        --         --
                                                  ------    ------     -----     ------
   Units purchased ............................    1,085     3,911       751      5,618
   Units redeemed .............................      (64)      (45)      (25)       (34)
                                                  ------    ------     -----     ------
   Ending units ...............................    1,352     3,866       726      5,584
                                                  ======    ======     =====     ======

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                  RyHealthC    RyNet    RyInvDyn30   RyInvMidCap
                                                  ---------   -------   ----------   -----------
Investment activity:
   Net investment income (loss) ...............    $    --         --       --            --
   Realized gain (loss) on investments ........        645    (39,472)    (257)           --
   Change in unrealized gain (loss) on
      investments .............................        740     49,173       --            (6)
   Reinvested capital gains ...................         --         --       --            --
                                                   -------    -------     ----           ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      1,385      9,701     (257)           (6)
                                                   -------    -------     ----           ---

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................      1,008      2,642       --            --
   Transfers between funds ....................     85,439    886,911      267           489
   Surrenders (note 6) ........................         --         --       --            --
   Death benefits (note 4) ....................         --         --       --            --
   Net policy repayments (loans) (note 5) .....         --         --       --            --
   Deductions for surrender charges
      (note 2d) ...............................         --         --       --            --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................       (351)    (1,179)      (9)           (1)
   Asset charges (note 3) .....................        (16)       (69)      (1)           --
                                                   -------    -------     ----           ---
         Net equity transactions ..............     86,080    888,305      257           488
                                                   -------    -------     ----           ---

Net change in contract owners' equity .........     87,465    898,006       --           482
Contract owners' equity beginning of period ...         --      3,515       --            --
                                                   -------    -------     ----           ---
Contract owners' equity end of period .........    $87,465    901,521       --           482
                                                   =======    =======     ====           ===

CHANGES IN UNITS:
   Beginning units ............................         --        306       --            --
                                                   -------    -------     ----           ---
   Units purchased ............................      7,860     71,094        2            51
   Units redeemed .............................        (34)      (104)      (2)           (1)
                                                   -------    -------     ----           ---
   Ending units ...............................      7,826     71,296       --            50
                                                   =======    =======     ====           ===

                                                  RyInvSmCap   RyJuno   RyLgCapEuro   RyLgCapJapan
                                                  ----------   ------   -----------   ------------
Investment activity:
   Net investment income (loss) ...............          --        --         --              --
   Realized gain (loss) on investments ........         (28)      (81)       529           1,084
   Change in unrealized gain (loss) on
      investments .............................     (16,678)     (787)       407             291
   Reinvested capital gains ...................          --        --         --              --
                                                    -------    ------     ------          ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (16,706)     (868)       936           1,375
                                                    -------    ------     ------          ------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................        (383)     (324)     1,843             646
   Transfers between funds ....................     213,590    75,560     42,941          23,012
   Surrenders (note 6) ........................          --       (15)        --              --
   Death benefits (note 4) ....................          --        --         --              --
   Net policy repayments (loans) (note 5) .....          --       (11)        --              --
   Deductions for surrender charges
      (note 2d) ...............................          --        --         --              --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................      (2,219)   (1,918)      (462)           (199)
   Asset charges (note 3) .....................        (101)      (77)       (20)            (14)
                                                    -------    ------     ------          ------
         Net equity transactions ..............     210,887    73,215     44,302          23,445
                                                    -------    ------     ------          ------

Net change in contract owners' equity .........     194,181    72,347     45,238          24,820
Contract owners' equity beginning of period ...          --        --         --              --
                                                    -------    ------     ------          ------
Contract owners' equity end of period .........     194,181    72,347     45,238          24,820
                                                    =======    ======     ======          ======

CHANGES IN UNITS:
   Beginning units ............................          --        --         --              --
                                                    -------    ------     ------          ------
   Units purchased ............................      20,610     8,212      3,667           2,123
   Units redeemed .............................        (230)     (222)       (39)            (19)
                                                    -------    ------     ------          ------
   Ending units ...............................      20,380     7,990      3,628           2,104
                                                    =======    ======     ======          ======

                                                                                      (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                  RyLgCapGr   RyLgCapVal   RyLeisure   RyLongDyn30
                                                  ---------   ----------   ---------   -----------
Investment activity:
   Net investment income (loss) ...............   $     --          --          --          --
   Realized gain (loss) on investments ........      1,083         531       1,196        (650)
   Change in unrealized gain (loss) on
      investments .............................       (398)       (199)        478          --
   Reinvested capital gains ...................         --          --          --          --
                                                  --------     -------      ------        ----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................        685         332       1,674        (650)
                                                  --------     -------      ------        ----
Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................         (2)         --       1,024          --
   Transfers between funds ....................    100,833     101,414      28,805         651
   Surrenders (note 6) ........................         --          (3)         --          --
   Death benefits (note 4) ....................         --          --          --          --
   Net policy repayments (loans) (note 5) .....         --          --          --          --
   Deductions for surrender charges
      (note 2d) ...............................         --          --          --          --
   Redemptions to pay cost of insurance charges
      and administration charges (notes 2b and
      2c) .....................................         (5)        (28)       (341)         (1)
   Asset charges (note 3) .....................         (1)         (2)        (30)         --
                                                  --------     -------      ------        ----
         Net equity transactions ..............    100,825     101,381      29,458         650
                                                  --------     -------      ------        ----

Net change in contract owners' equity .........    101,510     101,713      31,132          --
Contract owners' equity beginning of period ...         --          --          --          --
                                                  --------     -------      ------        ----
Contract owners' equity end of period .........   $101,510     101,713      31,132          --
                                                  ========     =======      ======        ====

CHANGES IN UNITS:
   Beginning units ............................         --          --          --          --
                                                  --------     -------      ------        ----
   Units purchased ............................      9,953       9,972       2,666          --
   Units redeemed .............................         (1)         (4)        (32)         --
                                                  --------     -------      ------        ----
   Ending units ...............................      9,952       9,968       2,634          --
                                                  ========     =======      ======        ====

                                                  RyMedius    RyMekros   RyMidCapGr   RyMidCapVal
                                                  --------    --------   ----------   -----------
Investment activity:
   Net investment income (loss) ...............        --           --          --           --
   Realized gain (loss) on investments ........   (37,020)     (49,302)      1,330        2,978
   Change in unrealized gain (loss) on
      investments .............................    28,692       49,846       1,072        1,682
   Reinvested capital gains ...................        --           --          --           --
                                                  -------    ---------     -------      -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    (8,328)         544       2,402        4,660
                                                  -------    ---------     -------      -------
Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................     8,324        1,101          --           --
   Transfers between funds ....................   966,022    1,175,688     134,303      125,353
   Surrenders (note 6) ........................       (12)        (142)         --          (20)
   Death benefits (note 4) ....................        --           --          --           --
   Net policy repayments (loans) (note 5) .....        --          (31)         --           --
   Deductions for surrender charges
      (note 2d) ...............................        --           --          --           --
   Redemptions to pay cost of insurance charges
      and administration charges (notes 2b and
      2c) .....................................    (2,399)      (4,684)         (5)        (209)
   Asset charges (note 3) .....................      (131)        (257)         --          (13)
                                                  -------    ---------     -------      -------
         Net equity transactions ..............   971,804    1,171,675     134,298      125,111
                                                  -------    ---------     -------      -------

Net change in contract owners' equity .........   963,476    1,172,219     136,700      129,771
Contract owners' equity beginning of period ...        --           --          --           --
                                                  -------    ---------     -------      -------
Contract owners' equity end of period .........   963,476    1,172,219     136,700      129,771
                                                  =======    =========     =======      =======

CHANGES IN UNITS:
   Beginning units ............................        --           --          --           --
                                                  -------    ---------     -------      -------
   Units purchased ............................    78,597       94,628      13,403       12,503
   Units redeemed .............................      (213)        (426)         (1)         (25)
                                                  -------    ---------     -------      -------
   Ending units ...............................    78,384       94,202      13,402       12,478
                                                  =======    =========     =======      =======

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                   RyNova     RyOTC    RyPrecMet   RyRealEst
                                                  --------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $     --        --         --         --
   Realized gain (loss) on investments ........      3,107     4,111     (8,469)     3,252
   Change in unrealized gain (loss) on
      investments ..........................      3,535     8,070      1,475      1,528
   Reinvested capital gains ...................         --        --         --         --
                                                  --------   -------    -------     ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      6,642    12,181     (6,994)     4,780
                                                  --------   -------    -------     ------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................      2,573    (9,414)     1,178      2,427
   Transfers between funds ....................    427,578   537,940    112,594     69,330
   Surrenders (note 6) ........................       (117)     (149)        --        (10)
   Death benefits (note 4) ....................         --        --         --         --
   Net policy repayments (loans) (note 5) .....         --        --         --         --
   Deductions for surrender charges
      (note 2d) ...............................         --        --         --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (2,310)   (2,542)      (224)      (538)
   Asset charges (note 3) .....................       (162)     (152)       (27)       (29)
                                                  --------   -------    -------     ------
      Net equity transactions .................    427,562   525,683    113,521     71,180
                                                  --------   -------    -------     ------

Net change in contract owners' equity .........    434,204   537,864    106,527     75,960
Contract owners' equity beginning of period ...         --        --         --         --
                                                  --------   -------    -------     ------
Contract owners' equity end of period .........   $434,204   537,864    106,527     75,960
                                                  ========   =======    =======     ======

CHANGES IN UNITS:
   Beginning units ............................         --        --         --         --
                                                  --------   -------    -------     ------
   Units purchased ............................     36,705    49,172     10,923      6,562
   Units redeemed .............................       (225)     (268)       (27)       (52)
                                                  --------   -------    -------     ------
   Ending units ...............................     36,480    48,904     10,896      6,510
                                                  ========   =======    =======     ======

                                                  RyRetail   RySectRot   RySmCapGr   RySmCapVal
                                                  --------   ---------   ---------   ----------
Investment activity:
   Net investment income (loss) ...............        --         --          --           --
   Realized gain (loss) on investments ........    (1,956)       275       2,462        3,690
   Change in unrealized gain (loss) on
      investments .............................      (404)       271       1,190        3,461
   Reinvested capital gains ...................        --         --          --           --
                                                   ------      -----      ------      -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    (2,360)       546       3,652        7,151
                                                   ------      -----      ------      -------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................       150        127           7           --
   Transfers between funds ....................    61,262      4,214      43,157      116,889
   Surrenders (note 6) ........................        --         --         (23)         (23)
   Death benefits (note 4) ....................        --         --          --           --
   Net policy repayments (loans) (note 5) .....        --         --          --           --
   Deductions for surrender charges
      (note 2d) ...............................        --         --          --           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................       (70)      (308)       (582)        (713)
   Asset charges (note 3) .....................        (5)        (8)        (20)         (30)
                                                   ------      -----      ------      -------
      Net equity transactions .................    61,337      4,025      42,539      116,123
                                                   ------      -----      ------      -------

Net change in contract owners' equity .........    58,977      4,571      46,191      123,274
Contract owners' equity beginning of period ...        --         --          --           --
                                                   ------      -----      ------      -------
Contract owners' equity end of period .........    58,977      4,571      46,191      123,274
                                                   ======      =====      ======      =======

CHANGES IN UNITS:
   Beginning units ............................        --         --          --           --
                                                   ------      -----      ------      -------
   Units purchased ............................     5,614        460       4,399       11,710
   Units redeemed .............................        (8)       (30)        (61)         (76)
                                                   ------      -----      ------      -------
   Ending units ...............................     5,606        430       4,338       11,634
                                                   ======      =====      ======      =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                   RyTech   RyTele   RyTitan500   RyTrans
                                                  -------   ------   ----------   -------
Investment activity:
   Net investment income (loss) ...............   $    --       --         --          --
   Realized gain (loss) on investments ........    (2,235)  (1,556)    12,559      (2,362)
   Change in unrealized gain (loss) on
      investments .............................       343      282      3,540       1,245
   Reinvested capital gains ...................        --       --         --          --
                                                  -------   ------    -------      ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    (1,892)  (1,274)    16,099      (1,117)
                                                  -------   ------    -------      ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................       835      970        499         747
   Transfers between funds ....................    11,280   10,951    251,576      61,500
   Surrenders (note 6) ........................       (68)     (70)        --          --
   Death benefits (note 4) ....................        --       --         --          --
   Net policy repayments (loans) (note 5) .....        --       --         --          --
   Deductions for surrender charges
      (note 2d) ...............................        --       --         --          --
   Redemptions to pay cost of insurance charges
      and administration charges (notes 2b and
      2c) .....................................      (600)    (432)    (3,759)        (10)
   Asset charges (note 3) .....................       (25)     (20)      (174)         (1)
                                                  -------   ------    -------      ------
      Net equity transactions .................    11,422   11,399    248,142      62,236
                                                  -------   ------    -------      ------

Net change in contract owners' equity .........     9,530   10,125    264,241      61,119
Contract owners' equity beginning of period ...     3,423       --        166          --
                                                  -------   ------    -------      ------
Contract owners' equity end of period .........   $12,953   10,125    264,407      61,119
                                                  =======   ======    =======      ======

CHANGES IN UNITS:
   Beginning units ............................       323       --         14          --
                                                  -------   ------    -------      ------
   Units purchased ............................       957    1,415     21,665       5,416
   Units redeemed .............................       (66)    (551)      (331)         (2)
                                                  -------   ------    -------      ------
   Ending units ...............................     1,214      864     21,348       5,414
                                                  =======   ======    =======      ======

                                                  RyUSGvtBd   RyUrsa   RyUtil   RyVel100
                                                  ---------   ------   ------   --------
Investment activity:
   Net investment income (loss) ...............      1,127        --       --        --
   Realized gain (loss) on investments ........    (28,578)   (1,595)    (783)   (5,434)
   Change in unrealized gain (loss) on
      investments .............................         42       (26)      --     4,155
   Reinvested capital gains ...................         --        --       --        --
                                                   -------    ------   ------    ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    (27,409)   (1,621)    (783)   (1,279)
                                                   -------    ------   ------    ------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................      3,795        --       (2)   20,305
   Transfers between funds ....................     68,262     7,109      870    31,743
   Surrenders (note 6) ........................         --      (133)      --        --
   Death benefits (note 4) ....................         --        --       --        --
   Net policy repayments (loans) (note 5) .....       (188)       --       --        (6)
   Deductions for surrender charges
      (note 2d) ...............................         --        --       --        --
   Redemptions to pay cost of insurance charges
      and administration charges (notes 2b and
      2c) .....................................     (1,258)     (597)     (75)   (1,232)
   Asset charges (note 3) .....................        (95)      (24)     (10)      (71)
                                                   -------    ------   ------    ------
      Net equity transactions .................     70,516     6,355      783    50,739
                                                   -------    ------   ------    ------

Net change in contract owners' equity .........     43,107     4,734       --    49,460
Contract owners' equity beginning of period ...         --        --       --        --
                                                   -------    ------   ------    ------
Contract owners' equity end of period .........     43,107     4,734       --    49,460
                                                   =======    ======   ======    ======

CHANGES IN UNITS:
   Beginning units ............................         --        --       --        --
                                                   -------    ------   ------    ------
   Units purchased ............................     21,165       624    1,019     4,351
   Units redeemed .............................    (16,921)      (84)  (1,019)     (121)
                                                   -------    ------   ------    ------
   Ending units ...............................      4,244       540       --     4,230
                                                   =======    ======   ======    ======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-6

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 2004
                                   (UNAUDITED)

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VLI Separate Account-6 (The Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July, 10 2001 and commenced operations on November 30, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Flexible Premium Variable Universal Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

     (b)  The Contracts

          Only policies with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Policy owners may invest in the following:

               Portfolios of the American Century Variable Portfolios, Inc.
                  (American Century VP);
                  American Century VP - Income & Growth Fund - Class II
                     (ACVPIncGr2)
                  American Century VP - Ultra(R) Fund - Class II (ACVPUltra2) American Century VP - Value Fund - Class II (ACVPVal2)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2
                     (FidVIPEI2)
                  Fidelity(R) VIP - Growth Portfolio - Service Class 2
                     (FidVIPGr2)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2
                     (FidVIPCon2)

               Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT);
                  Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Government Bond Fund - Class II (GVITGvtBd2)* Gartmore GVIT ID Aggressive Fund (GVITIDAgg)*
                  Gartmore GVIT ID Conservative Fund (GVITIDCon)*
                  Gartmore GVIT ID Moderate Fund (GVITIDMod)*
                  Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)* Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)* Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr) Gartmore GVIT Money Market Fund - Class II (GVITMyMkt2) Gartmore GVIT Nationwide(R) Fund: Class II (GVITNWFund2) Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2) Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)

               Funds of the Rydex Variable Trust (Rydex VT);
                  Rydex VT - Arktos Fund (RyArktos)
                  Rydex VT - Banking Fund (RyBank)
                  Rydex VT - Basic Materials Fund (RyBasicM)
                  Rydex VT - Biotechnology Fund (RyBioTech)
                  Rydex VT - Consumer Products Fund (RyConsProd) Rydex VT - Electronics Fund (RyElec)
                  Rydex VT - Energy Fund (RyEnergy)
                  Rydex VT - Energy Services Fund (RyEnSvc)

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

               Rydex VT - Financial Services Fund (RyFinSvc)
               Rydex VT - Health Care Fund (RyHealthC)
               Rydex VT - Internet Fund (RyNet)
               Rydex VT - Inverse Dynamic Dow 30 Fund (RyInvDyn30)* Rydex VT - Inverse Mid-Cap Fund (RyInvMidCap)
               Rydex VT - Inverse Small-Cap Fund (RyInvSmCap)
               Rydex VT - Juno Fund (RyJuno)
               Rydex VT - Large Cap Europe Fund (RyLgCapEuro)
               Rydex VT - Large-Cap Growth Fund (RyLgCapGr)
               Rydex VT - Large Cap Japan Fund (RyLgCapJapan)
               Rydex VT - Large-Cap Value Fund (RyLgCapVal)
               Rydex VT - Leisure Fund (RyLeisure)
               Rydex VT - Long Dynamic Dow 30 Fund (RyLongDyn30)* Rydex VT - Medius Fund (RyMedius)
               Rydex VT - Mekros Fund (RyMekros)
               Rydex VT - Mid-Cap Growth Fund (RyMidCapGr)
               Rydex VT - Mid-Cap Value Fund (RyMidCapVal)
               Rydex VT - Nova Fund (RyNova)
               Rydex VT - OTC Fund (RyOTC)
               Rydex VT - Precious Metals Fund (RyPrecMet)
               Rydex VT - Real Estate Fund (RyRealEst)
               Rydex VT - Retailing Fund (RyRetail)
               Rydex VT - Sector Rotation Fund (RySectRot)
               Rydex VT - Small-Cap Growth Fund (RySmCapGr)
               Rydex VT - Small-Cap Value Fund (RySmCapVal)
               Rydex VT - Technology Fund (RyTech)
               Rydex VT - Telecommunications Fund (RyTele)
               Rydex VT - Titan 500 Fund (RyTitan500)
               Rydex VT - Transportation Fund (RyTrans)
               Rydex VT - U.S. Government Bond Fund (RyUSGvtBd) Rydex VT - Ursa Fund (RyUrsa)
               Rydex VT - Utilities Fund (RyUtil)*
               Rydex VT - Velocity 100 Fund (RyVel100)

          At June 30, 2004, policy owners have invested in all of the above funds noted with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by policy owners and certain policy expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the Accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

        NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS)

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2004. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(2)  Policy Charges

     (a)  Deductions from Premiums

          The Company deducts a premium load charge to cover sales loads and state premium taxes. The sales load portion of the premium load charge is $5 per $1,000 of premium and covers sales expenses incurred by the Company. The premium tax portion of the premium load charge is $35 per $1,000 of premium and is used to reimburse the Company for state and local premium taxes (at the estimated rate of 2.25%), and for federal premium taxes (at the estimated rate of 1.25%).

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract. The amount of the charge varies widely and is based upon age, sex, rate class, and net amount at risk (death benefit less total contract value). This charge is assessed monthly against each contract by liquidating units.

     (c)  Administrative Charges

          The company currently deducts $10 per month through the first year from the policy date, which is also the maximum guaranteed administrative charge. Thereafter, the Company will deduct $5 per month, and the maximum guaranteed administrative charge is $7.50 per month. This charge reimburses the Company for the costs of maintaining the policy, including accounting and record keeping.

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans and less a surrender charge if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by age, sex and rate class. The surrender charge is 100% of the initial surrender charge in the first year, declining to 30% in the ninth year and 0% in the tenth year.

          Surrender charges are assessed by liquidating units. The Company may wave the surrender charge for certain contracts in which sales expenses normally associated with the distribution of a contract are not incurred.

(3)  Asset Charges

     The Company deducts a monthly asset fee from each contract. This charge is $0.60 on the first $25,000 of cash value. During the first through fifteenth years from the policy date, the charge is $0.30 per $1,000 of cash value thereafter. Otherwise, the charge is $0.20 per $1,000 of cash value thereafter. This charge is assessed monthly by liquidating units.

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Death Benefits

     Death benefit proceeds result in the redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. The contracts have a minimum required death benefit. The minimum required death benefit is the lowest benefit that will qualify the policy as life insurance under Section 7702 of the Internal Revenue Code.

     There are three options a contract owner may choose when determining the death benefit:

     1) The death benefit will be the greater of the specified amount or minimum required death benefit;

     2) The death benefit will be the greater of the specified amount plus the cash value as of the date of death, or the minimum required death benefit;

     3) The death benefit will be the specified amount plus the accumulated premium account (which consists of all premium payments minus all partial surrenders to the date of death).

     For any death benefit option, the calculation of the minimum required death benefit is show on the Policy Data Page. Not all death benefit options are available in all states.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow 90% of a policy's variable cash surrender value plus 100% of a policy's fixed cash surrender value less the applicable value of any surrender charges. Interest is charged on the outstanding loans and is due and payable in advance on the policy anniversary. In certain circumstances a contract owner may elect to use a Preferred Policy Loan. In this case, the loan value cannot exceed 5% of the policy's cash surrender value as of the beginning of the year from the policy date.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  Related Party Transactions

     The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company through fixed to variable or variable to fixed transactions (exchanges) or through loan transactions. The fixed account assets are not reflected in the accompanying financial statements.

     The Account portion of contract owner loans is transferred to the fixed account for administration and collection. Loan repayments are transferred from the fixed account to the Account and are allocated to the sub accounts at the discretion of the contract owner. Loans and loan repayments are included in net policy repayments (loans) on the accompanying Statements of Changes in Contract Owners' Equity.

     Exchanges are initiated, under certain restrictions, at the discretion of the contract owner. The contract owner may transfer assets between a fixed dollar contract of the Company and the sub accounts of the Account. Exchanges from the Account to the fixed account are included in surrenders, and exchanges to the Account from the fixed account are included in purchase payments received from contract owners, as applicable on the accompanying Statements of Changes in Contract Owners' Equity.

     For the period ended June 30, 2004, total loan repayments and exchanges to the Account from the fixed account were $0 and total loans and exchanges from the Account to the fixed account were $80,768.

        NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS)

(7)  Financial Highlights

     The following is a summary of units outstanding, unit fair values and contract owners' equity for variable life and annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for the six-month period ended June 30, 2004.

                                      Contract                                           Investment
                                       Expense                Unit         Contract        Income       Total
                                        Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   -------   ----------   --------------   ----------   ---------
     American Century VP - Income & Growth Fund - Class II
        2004 ......................     0.00%      1,656   $11.602894     $   19,214        1.35%        4.71%

     American Century VP - Ultra(R) Fund - Class II
        2004 ......................     0.00%     13,768    11.121385        153,119        0.00%        5.02%

     American Century VP - Value Fund - Class II
        2004 ......................     0.00%      3,242    11.787114         38,214        0.01%        6.21%

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2
        2004 ......................     0.00%     13,074    11.529273        150,734        0.24%        3.34%

     Fidelity(R) VIP - Growth Portfolio - Service Class 2
        2004 ......................     0.00%      2,324    10.864820         25,250        0.14%        1.36%

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2
        2004 ......................     0.00%     18,964    11.635549        220,657        0.05%        6.16%

     Gartmore GVIT Government Bond Fund - Class I
        2004 ......................     0.00%        936    10.289001          9,631        3.43%       -0.08%

     Gartmore GVIT Mid Cap Growth Fund - Class I
        2004 ......................     0.00%        484    11.363188          5,500        0.00%        6.48%

     Gartmore GVIT Money Market Fund - Class II
        2004 ......................     0.00%    386,624    10.008394      3,869,485        0.06%        0.05%

     Gartmore GVIT Nationwide(R) Fund: Class II
        2004 ......................     0.00%        474    11.040911          5,233        2.79%        1.97%

     Gartmore GVIT Small Cap Growth Fund - Class II
        2004 ......................     0.00%      6,324    10.646449         67,328        0.00%        3.33%

     Gartmore GVIT Small Cap Value Fund - Class II
        2004 ......................     0.00%      1,498    12.079598         18,095        0.00%        5.29%

     Gartmore GVIT Small Company Fund - Class II
        2004 ......................     0.00%      1,878    11.697066         21,967        0.00%        6.70%

     Rydex VT - Arktos Fund
        2004 ......................     0.00%        506     8.663953          4,384        0.00%       -4.90%

     Rydex VT - Banking Fund
        2004 ......................     0.00%        876    11.605325         10,166        0.00%        2.92%

     Rydex VT - Basic Materials Fund
        2004 ......................     0.00%      7,274    12.304523         89,503        0.00%        5.42%

     Rydex VT - Biotechnology Fund
        2004 ......................     0.00%      6,028    10.502431         63,309        0.00%        1.78%

     Rydex VT - Consumer Products Fund
        2004 ......................     0.00%     10,462    11.917680        124,683        0.00%        9.77%

     Rydex VT - Electronics Fund
        2004 ......................     0.00%      1,352     9.644444         13,039        0.00%      -10.01%

     Rydex VT - Energy Fund
        2004 ......................     0.00%      3,866    12.911849         49,917        0.00%       14.16%

     Rydex VT - Energy Services Fund
        2004 ......................     0.00%        726    11.929236          8,661        0.00%       14.62%

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      Contract                                           Investment
                                       Expense                Unit         Contract        Income       Total
                                        Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   -------   ----------   --------------   ----------   ---------
     Rydex VT - Financial Services Fund
        2004 ......................     0.00%      5,584   $11.484045     $   64,127        0.00%       4.08%

     Rydex VT - Health Care Fund
        2004 ......................     0.00%      7,826    11.176210         87,465        0.00%       4.49%

     Rydex VT - Internet Fund
        2004 ......................     0.00%     71,296    12.644759        901,521        0.00%      10.08%

     Rydex VT - Inverse Mid-Cap Fund
        2004 ......................     0.00%         50     9.636000            482        0.00%      -3.64% 5/3/04

     Rydex VT - Inverse Small-Cap Fund
        2004 ......................     0.00%     20,380     9.528000        194,181        0.00%      -4.72% 5/3/04

     Rydex VT - Juno Fund
        2004 ......................     0.00%      7,990     9.054706         72,347        0.00%      -1.97%

     Rydex VT - Large Cap Europe Fund
        2004 ......................     0.00%      3,628    12.469238         45,238        0.00%      -2.49%

     Rydex VT - Large Cap Japan Fund
        2004 ......................     0.00%      2,104    11.796635         24,820        0.00%       8.78%

     Rydex VT - Large-Cap Growth Fund
        2004 ......................     0.00%      9,952    10.200000        101,510        0.00%       2.00% 5/3/04

     Rydex VT - Large-Cap Value Fund
        2004 ......................     0.00%      9,968    10.204000        101,713        0.00%       2.04% 5/3/04

     Rydex VT - Leisure Fund
        2004 ......................     0.00%      2,634    11.819155         31,132        0.00%       6.20%

     Rydex VT - Medius Fund
        2004 ......................     0.00%     78,384    12.291747        963,476        0.00%       7.64%

     Rydex VT - Mekros Fund
        2004 ......................     0.00%     94,202    12.443669      1,172,219        0.00%       9.01%

     Rydex VT - Mid-Cap Growth Fund
        2004 ......................     0.00%     13,402    10.200000        136,700        0.00%       2.00% 5/3/04

     Rydex VT - Mid-Cap Value Fund
        2004 ......................     0.00%     12,478    10.400000        129,771        0.00%       4.00% 5/3/04

     Rydex VT - Nova Fund
        2004 ......................     0.00%     36,480    11.902525        434,204        0.00%       4.99%

     Rydex VT - OTC Fund
        2004 ......................     0.00%     48,904    10.998370        537,864        0.00%       2.96%

     Rydex VT - Precious Metals Fund
        2004 ......................     0.00%     10,896     9.776672        106,527        0.00%     -21.12%

     Rydex VT - Real Estate Fund
        2004 ......................     0.00%      6,510    11.668269         75,960        0.00%       5.26%

     Rydex VT - Retailing Fund
        2004 ......................     0.00%      5,606    10.520349         58,977        0.00%       4.42%

     Rydex VT - Sector Rotation Fund
        2004 ......................     0.00%        430    10.629593          4,571        0.00%       0.50%

     Rydex VT - Small-Cap Growth Fund
        2004 ......................     0.00%      4,338    10.648000         46,191        0.00%       6.48% 5/3/04

     Rydex VT - Small-Cap Value Fund
        2004 ......................     0.00%     11,634    10.596000        123,274        0.00%       5.96% 5/3/04

     Rydex VT - Technology Fund
        2004 ......................     0.00%      1,214    10.669428         12,953        0.00%       0.67%

        NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS)

                                      Contract                                           Investment
                                       Expense                Unit         Contract        Income       Total
                                        Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   -------   ----------   --------------   ----------   ---------
     Rydex VT - Telecommunications Fund
        2004 ......................     0.00%        864   $11.718418     $    10,125       0.00%       5.93%

     Rydex VT - Titan 500 Fund
        2004 ......................     0.00%     21,348    12.385584         264,407       0.00%       4.68%

     Rydex VT - Transportation Fund
        2004 ......................     0.00%      5,414    11.288992          61,119       0.00%       5.89%

     Rydex VT - U.S. Government Bond Fund
        2004 ......................     0.00%      4,244    10.157117          43,107       1.34%      -2.21%

     Rydex VT - Ursa Fund
        2004 ......................     0.00%        540     8.765818           4,734       0.00%      -4.15%

     Rydex VT - Velocity 100 Fund
        2004 ......................     0.00%      4,230    11.692638          49,460       0.00%       3.68%
                                                                          -----------
     Contract Owners' Equity Total By Year
        2004 ........................................................     $10,828,264
                                                                          ===========

* This represents the annual contract expense rate of the variable account and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six-month period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

--------------------------------------------------------------------------------

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

                                                                    ------------
                                                                      PRSRT STD
                                                                    U.S. POSTAGE
                                                                        PAID
                                                                     NATIONWIDE
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Nationwide(R) is a registered federal service mark of Nationwide Mutual
Insurance Company